Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 19—Subsequent events

On July 6, 2023, the Company issued 5,193,906 shares of Class A Common Stock to a certain PIPE Investor as the payment for the $1.9 million of the subscription fee from April 1, 2023 to June 30, 2023 in relation to the PIPE Software Services Subscription.

On July 11, 2023, the Company entered into an amendment to three of the Insider Convertible Debentures, which extended their maturity date to December 1, 2026.

On July 26, 2023, the Company terminated the operating lease for an office facility in Lexington, Kentucky.

On July 31, 2023, the Company entered into an amendment to three of the Third Party Convertible Debentures, which extended their maturity date to December 1, 2026.

On August 8, 2023, the Yorkville Investor assigned the YA Convertible Debentures to certain existing investors of the Company affiliated with Jose Miguel Enrich. Pursuant to the assignment agreement, the assignees assumed all of the Yorkville Investor’s duties, liabilities and obligations under the YA Convertible Debentures and the Yorkville Investor was discharged of all of such duties, liabilities and obligations. Subsequently, the Company and the assignees entered into an amendment to the debentures which (a) extended the maturity date to December 1, 2026, (b) modified the fixed conversion price to $1.50 and (c) removed restrictions on the assignees’ ability to convert any portion of Convertible Debentures or receive shares of Class A Common Stock if it would result in (i) the assignees beneficially owning in excess of 4.99% of the Company’s Class A Common Stock and (ii) the greater of (A) 25.0% of the dollar trading volume of the shares of Class A Common Stock during any calendar month or (B) $3.0 million in any calendar month.

Subsequent to June 30, 2023, Yorkville Investor converted $5.9 million of the Second YA Convertible Debenture principal and an insignificant amount of related accrued interest into 19,772,486 shares of Class A Common Stock.

Note 23—Subsequent events

On January 31, 2023, the Company entered into an amendment to the Revolving Credit Facility, which extended the deadline of the $25.0 million fund raise requirement to February 3, 2023. The Company met this fund raise commitment. See Note 5 for further information.

On January 31, 2023, the Company executed an acknowledgement and consent with the Term Loan lender, which extended the deadline of the $25.0 million fund raise requirement to February 3, 2023. The Company met this fund raise commitment. See Note 5 for further information.

In January and February 2023, the Company received the remaining $7.0 million of the Insider Convertible Debentures from certain members of the board of directors and investors of the Company, which was recorded in related-party notes receivable on the accompanying consolidated balance sheet as of December 31, 2022. See Note 5 for further information regarding the Insider Convertible Debentures.

On February 1, 2023, the Company issued convertible debentures to certain third parties for a total principal amount of $1.4 million and the total net proceeds of $1.2 million (the “Third Party Convertible Debentures”). The Third Party Convertible Debentures have a maturity date of August 1, 2024 and accrue interest at the rate of 6.0% per annum. The interest is due and payable quarterly in arrears, and any portion of the aggregate interest accrued may, at the option of the Company, be paid in kind by capitalizing the amount of accrued interest to the principal on each applicable interest payment date. At any time, so long as the Third Party Convertible Debentures are outstanding, each of the holders may covert all or part of the principal and accrued and unpaid interest of their Third Party Convertible Debentures they hold into shares of Class A Common Stock at a conversion price equal to the lower of 110% of (i) the average closing price of Class A Common Stock for five trading days immediately preceding the date of the issuance of the Third Party Convertible Debentures, and (ii) the closing price of Class A Common Stock immediately preceding the date of the issuance of the Third Party Convertible Debentures. Concurrent with the issuance of the Third Party Convertible Debentures, the Company entered into a lockup agreement with each of the holders of the Third Party Convertible Debentures, pursuant to which the holders agreed to not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of, directly or indirectly, any shares of Class A Common Stock the holders may receive from their exercise of option to convert the Third Party Convertible Debentures until the earlier of (i) August 1, 2024, and (ii) when Yorkville Investor sells all shares of Class A Common Stock issued under the YA Convertible Debentures.

On February 1, 2023, the Company issued a convertible debenture to Guardians of New Zealand Superannuation (the “NZ Superfund”), a beneficial owner of greater than 10% of the issued and outstanding Class A Common Stock and Class V Common Stock, for a total principal amount of $5.1 million and the total net proceeds of $4.5 million (the “NZ Superfund Convertible Debenture”). The NZ Superfund Convertible Debenture has a maturity date of August 1, 2024 and accrues interest at the rate of 8.0% per annum. The interest is due and payable quarterly in arrears, and any portion of the aggregate interest accrued may, at the option of the Company, be paid in kind by capitalizing the amount of accrued interest to the principal on each applicable interest payment date. At any time, so long as the NZ Superfund Convertible Debenture is outstanding, the NZ Superfund may covert all or part of the principal and accrued and unpaid interest of the NZ Superfund Convertible Debenture it holds into shares of Class A Common Stock at a conversion price equal to the lower of 110% of (i) the average closing price of Class A Common Stock for five trading days immediately preceding the date of the issuance of the NZ Superfund Party Convertible Debenture, and (ii) the closing price of Class A Common Stock immediately preceding the date of the issuance of the NZ Superfund Convertible Debenture. Concurrent with the issuance of the NZ Superfund Convertible Debenture, the Company entered into a lockup agreement with the NZ Superfund, pursuant to which it agreed to not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of, directly or indirectly, any shares of Class A Common Stock the holders may receive from its exercise of option to convert the NZ Superfund Convertible Debenture until the earlier of (i) August 1, 2024, and (ii) when Yorkville Investor sells all shares of Class A Common Stock issued under the YA Convertible Debentures.

On February 2, 2023, the Company issued 3,877,750 shares of Class A Common Stock to an advisor to settle $7.1 million of unpaid fees for certain professional services provided in connection with the Mergers, which was included in accrued expense on the accompanying consolidated balance sheet as of December 31, 2022. The settlement resulted in a gain of $0.6 million.

On February 2, 2023, the Company issued an unsecured promissory note with a certain entity affiliated with Andres Chico (a member of the Company’s board of directors) and Jose Miguel Enrich (a beneficial owner of greater than 10% of the issued and outstanding Class A Common Stock and Class V Common Stock) for a principal and purchase price of $3.0 million (the “Rodina Note”). The note matures on July 1, 2024 and bears interest at 16.0% per annum, which is due with the principal on the maturity date.

On February 3, 2023, the Company issued the Second YA Convertible Debenture for a principal amount of $10.0 million and a purchase price of $10.0 million. The Second YA Convertible Debenture has a maturity date of May 30, 2024 and bears interest at the rate of 4.0% per annum. The interest is due and payable upon maturity. At any time, so long as the Second YA Convertible Debenture is outstanding, the Yorkville Investor may covert all or part of the principal and accrued and unpaid interest of the Second YA Convertible Debenture into shares of Class A Common Stock at 90% of the lowest daily VWAP of Class A Common Stock during the seven consecutive trading days immediately preceding each conversion date, but in no event lower than $0.25 per share. Outside of an event of default under the Second YA Convertible Debenture, the Yorkville Investor may not convert in any calendar month more than the greater of (a) 25% of the dollar trading volume of the shares of Class A Common Stock during such calendar month, or (b) $3.0 million. Upon issuance of the Second YA Convertible Debenture, the $2.1 million commitment asset included in other noncurrent assets on the accompanying consolidated balance sheet as of December 31, 2022 was derecognized and recorded as a debt discount.

On February 7, 2023, the Company entered into an amendment to the Revolving Credit Facility, which (i) increased the maximum borrowing amount under the facility from $60.0 million to $75.0 million, (ii) modified the maturity date to the earlier of (a) December 14, 2025, (b) 90 days prior to the maturity of the Term Loan and (c) the maturity of the Subordinated Term Loan, and (iii) amended the interest rate it bears to between 4.8% up to SOFR plus 4.9% determined based on certain metrics defined within the amended agreement.

On February 7, 2023, the Company entered into an amendment to the Term Loan agreement, which (i) replaced LIBOR with SOFR as the reference rate utilized to determine the interest rate the Term Loan bears and (ii) required the Company to make a prepayment of $10.3 million, including $10.0 million of the principal and $0.3 million of the prepayment premium. Pursuant to the amended agreement, the Company made the $10.3 million payment to the Term Loan lender on February 7, 2023.

On March 6, 2023, the Company entered into an amended software subscription agreement with Palantir, which provides the Company with the option, in its sole discretion, to settle the $11.3 million of fees which are scheduled to become due between April 2023 and December 2023 in (i) cash or (ii) the Company’s equity or debt securities, if the Company satisfies certain conditions as defined within the amended agreement.

On March 16, 2023, we entered into Subscription Agreements (the “Chico PIPE Agreements”) with Jose Miguel Enrich, a beneficial owner of greater than 10% of the issued and outstanding Class A Common Stock and Class V Common Stock, Felipe Chico Hernandez, and Andres Chico, a director of Rubicon, pursuant to which Rubicon issued shares of Class A Common Stock to each purchaser in exchange for the purchase price set forth therein. The Chico PIPE Agreements include resale restrictions in addition to customary terms, representations, and warranties.

On March 20, 2023, the Company entered into the Financing Commitment with a certain entity affiliated with Andres Chico (a member of the Company’s board of directors) and Jose Miguel Enrich (a beneficial owner of greater than 10% of the issued and outstanding Class A Common Stock and Class V Common Stock) whereby the entity or a third party entity designated by the entity intends to provide $15.0 million of financing to the Company through the issuance by the Company of debt and/or equity securities including, without limitation, shares of capital stock, securities convertible into or exchangeable for shares of capital stock, warrants, options, or other rights for the purchase or acquisition of such shares and other ownership or profit interests of the Company. Any debt issued pursuant to the Financing Commitment would have a term of at least 12 months and any equity or equity linked securities issued under the Financing Commitment would have a fixed price such that no other shareholder or other exchange approvals would be required. The amount the entity agreed to contribute under the Financing Commitment will be reduced on a dollar-for-dollar basis by the amount of any other capital the Company receives through December 31, 2023.

On March 22, 2023, the Company entered into an amendment to the Revolving Credit Facility agreement, in which (i) the Company and the lender modified its maturity date to the earlier of (a) December 14, 2025, (b) the maturity of the Term Loan and (c) the maturity of the Subordinated Term Loan and (ii) the lender consented to an amendment to the Subordinated Term Loan agreement.

On March 22, 2023, the Company entered into an amendment to the Subordinated Term Loan agreement. The amendment extended the Subordinated Term Loan maturity through March 29, 2024.

Subsequent to December 31, 2022, the Company granted certain RSU awards, valued at $8.2 million, as replacement awards for $26.8 million of the accrued management rollover consideration. The replacement awards resulted in a $18.6 million gain.